Income Taxes - Schedule of Effective Tax Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal provision	35.00%	35.00%	35.00%
State provision	0.50%	2.30%	0.20%
Foreign rate differential	(20.00%)	(3.60%)	(7.80%)
Transaction costs	5.00%	0.00%	0.00%
Tax reserves	0.00%	(3.20%)	(2.00%)
Permanent items	10.20%	14.70%	6.00%
Change in valuation allowance(4)	8.20%	20.70%	(5.60%)
Other(5)	0.80%	0.70%	1.90%
Effective rate	39.70%	66.60%	27.70%
Consent Order, Consumer Finance Protection Bureau
Loss Contingencies [Line Items]
Litigation settlement penalty		$ 10.0